Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,472,763	$ 2,689,456	[1]	$ 1,668,868	[1]
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	475	946,734		1,176,452
Argentine peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	219,761	214,806		63,202
Colombian peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	322,022	410,744		220,699
Brazilian Reals [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	470,360	297,395		128,428
Peruvian sol [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	145,950	151,841		48,932
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	306,590	$ 667,936		$ 31,155
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 7,605

[1]	As Restated